Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000234047 [Member]
Shareholder Report [Line Items]
Fund Name	iShares U.S. Long Credit Bond Index Fund
Class Name	iShares U.S. Long Credit Bond Index Fund
Trading Symbol	BLCBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Long Credit Bond Index Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Long Credit Bond Index Fund	$0(a)	0.00%(b)
(a)	Rounds to less than $1.
(b)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund returned 5.87%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 6.16% and the Bloomberg U.S. Long Credit Index returned 6.01%.
What contributed to performance?
Long-term U.S. corporate bonds delivered positive total returns in the annual period, with price gains augmenting the contribution from income.
The broader U.S. bond market was well supported by the backdrop of falling inflation and steady economic growth, as well as the U.S. Federal Reserve’s (Fed’s) resumption of interest rate cuts late in the period. The Fed reduced rates by a quarter point at its meetings in both September and October, adding to the reductions it made in late 2024. The moves brought the federal funds rate to a range of 3.75%-4.00%, down from 5.25%-5.50% at the peak of the cycle. The Fed also announced the end of its quantitative tightening program (i.e., the shrinking of its balance sheet) that had been in place since mid-2022. Investors displayed confidence that the Fed was likely to continue easing policy over the course of the coming year, providing a further tailwind to the market.
Long-term corporate bonds outperformed U.S Treasuries of equivalent maturities in the annual period. Corporate bonds' higher income played a role in the relative strength, as did a compression in yield spreads that was fueled by upbeat investor sentiment and robust corporate earnings.
What detracted from performance?
There were no material detractors from Fund performance for the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 20, 2022 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
iShares U.S. Long Credit Bond Index Fund	5.87%	2.94%
Bloomberg U.S. Aggregate Bond Index	6.16	2.61
Bloomberg U.S. Long Credit Index	6.01	2.98

Performance Inception Date	May 20, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,428,398,553
Holdings Count | Holding	3,271
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,428,398,553
Number of Portfolio Holdings	3,271
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	27%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds	90.3%
Foreign Agency Obligations	5.7%
Municipal Bonds	4.0%
Capital Trust	—	%(b)
(a)	Excludes short-term securities.
(b)	Rounds to less than 0.1%.

C000234048 [Member]
Shareholder Report [Line Items]
Fund Name	iShares U.S. Intermediate Credit Bond Index Fund
Class Name	iShares U.S. Intermediate Credit Bond Index Fund
Trading Symbol	BICBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Intermediate Credit Bond Index Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Intermediate Credit Bond Index Fund	$0(a)	0.00%(b)
(a)	Rounds to less than $1.
(b)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[3]
Expense Ratio, Percent	0.00%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund returned 7.11%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 6.16% and the Bloomberg U.S. Intermediate Credit Index returned 7.04%.
What contributed to performance?
Intermediate-term U.S. corporate bonds delivered positive total returns in the annual period, with price gains augmenting the contribution from income.
The broader U.S. bond market was well supported by the backdrop of falling inflation and steady economic growth, as well as the U.S. Federal Reserve’s (Fed’s) resumption of interest rate cuts late in the period. The Fed reduced rates by a quarter point at its meetings in both September and October, adding to the reductions it made in late 2024. The moves brought the federal funds rate to a range of 3.75%-4.00%, down from 5.25%-5.50% at the peak of the cycle. The Fed also announced the end of its quantitative tightening program (i.e., the shrinking of its balance sheet) that had been in place since mid-2022. Investors displayed confidence that the Fed was likely to continue easing policy over the course of the coming year, providing a further tailwind to the market.
Corporate bonds outperformed U.S Treasuries in the annual period. Corporate bonds' higher income played a role in the relative strength, as did a compression in yield spreads that was fueled by upbeat investor sentiment and robust corporate earnings.
What detracted from performance?
There were no material detractors from Fund performance for the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 20, 2022 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
iShares U.S. Intermediate Credit Bond Index Fund	7.11%	4.70%
Bloomberg U.S. Aggregate Bond Index	6.16	2.61
Bloomberg U.S. Intermediate Credit Index	7.04	4.63

Performance Inception Date	May 20, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,664,243,892
Holdings Count | Holding	5,724
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,664,243,892
Number of Portfolio Holdings	5,724
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	30%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds	88.8%
Foreign Agency Obligations	10.7%
Municipal Bonds	0.5%
Capital Trust	—	%(b)
(a)	Excludes short-term securities.
(b)	Rounds to less than 0.1%.

C000234049 [Member]
Shareholder Report [Line Items]
Fund Name	iShares U.S. Long Government Bond Index Fund
Class Name	iShares U.S. Long Government Bond Index Fund
Trading Symbol	BLGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Long Government Bond Index Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Long Government Bond Index Fund	$0(a)	0.00%(b)
(a)	Rounds to less than $1.
(b)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[5]
Expense Ratio, Percent	0.00%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund returned 3.26%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 6.16% and the Bloomberg U.S. Government: Long Index returned 3.16%.
What contributed to performance?
Long-term U.S. government bonds delivered positive total returns in the annual period, with income accounting for the majority of the gain.
The broader U.S. bond market was well supported by the backdrop of falling inflation and steady economic growth, as well as the U.S. Federal Reserve’s (Fed’s) resumption of interest rate cuts late in the period. The Fed reduced rates by a quarter point at its meetings in both September and October, adding to the reductions it made in late 2024. The moves brought the federal funds rate to a range of 3.75%-4.00%, down from 5.25%-5.50% at the peak of the cycle. The Fed also announced the end of its quantitative tightening program (i.e., the shrinking of its balance sheet) that had been in place since mid-2022. Investors displayed confidence that the Fed was likely to continue easing policy over the course of the coming year, providing a further tailwind to the market.
Together, these factors contributed to a decline in the yield on the 10-year U.S. Treasury note from 4.28% to 4.11%. (Falling yields reflect rising prices.) However, the yield on the 30-year bond—which is less sensitive to Fed policy than shorter-maturity issues—rose from 4.47% to 4.67%.
What detracted from performance?
There were no material detractors from Fund performance for the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 20, 2022 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
iShares U.S. Long Government Bond Index Fund	3.26%	(2.87)%
Bloomberg U.S. Aggregate Bond Index	6.16	2.61
Bloomberg U.S. Government: Long Index	3.16	(2.97)

Performance Inception Date	May 20, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,918,980,883
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,918,980,883
Number of Portfolio Holdings	102
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	33%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Treasury Obligations	99.2%
U.S. Government Sponsored Agency Securities	0.8%
(a)	Excludes short-term securities.

C000234050 [Member]
Shareholder Report [Line Items]
Fund Name	iShares U.S. Intermediate Government Bond Index Fund
Class Name	iShares U.S. Intermediate Government Bond Index Fund
Trading Symbol	BIGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Intermediate Government Bond Index Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Intermediate Government Bond Index Fund	$0(a)	0.00%(b)
(a)	Rounds to less than $1.
(b)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[7]
Expense Ratio, Percent	0.00%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund returned 5.70%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 6.16% and the Bloomberg U.S. Government: Intermediate Index returned 5.69%.
What contributed to performance?
Intermediate-term U.S. government bonds delivered positive total returns in the annual period, with price gains augmenting the contribution from income.
The broader U.S. bond market was well supported by the backdrop of falling inflation and steady economic growth, as well as the U.S. Federal Reserve’s (Fed’s) resumption of interest rate cuts late in the period. The Fed reduced rates by a quarter point at its meetings in both September and October, adding to the reductions it made in late 2024. The moves brought the federal funds rate to a range of 3.75%-4.00%, down from 5.25%-5.50% at the peak of the cycle. The Fed also announced the end of its quantitative tightening program (i.e., the shrinking of its balance sheet) that had been in place since mid-2022. Investors displayed confidence that the Fed was likely to continue easing policy over the course of the coming year, providing a further tailwind to the market.
Together, these factors led to a decline in the yield on the five-year U.S. Treasury note from 4.15% to 3.71%, while the 10-year moved from 4.28% to 4.11%. (Falling yields reflect rising prices.)
What detracted from performance?
There were no material detractors from Fund performance for the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 20, 2022 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
iShares U.S. Intermediate Government Bond Index Fund	5.70%	2.80%
Bloomberg U.S. Aggregate Bond Index	6.16	2.61
Bloomberg U.S. Government: Intermediate Index	5.69	2.77

Performance Inception Date	May 20, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 7,561,492,627
Holdings Count | Holding	215
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,561,492,627
Number of Portfolio Holdings	215
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	34%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Treasury Obligations	98.8%
U.S. Government Sponsored Agency Securities	1.1%
Corporate Bonds	0.1%
(a)	Excludes short-term securities.

C000234051 [Member]
Shareholder Report [Line Items]
Fund Name	iShares U.S. Securitized Bond Index Fund
Class Name	iShares U.S. Securitized Bond Index Fund
Trading Symbol	BISBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Securitized Bond Index Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Securitized Bond Index Fund	$0(a)	0.00%(b)
(a)	Rounds to less than $1.
(b)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[9]
Expense Ratio, Percent	0.00%	[10]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund returned 7.35%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 6.16% and the Bloomberg U.S. Securitized: MBS, ABS, and CMBS Index returned 7.29%.
What contributed to performance?
Securitized assets delivered positive total returns in the annual period, with price gains augmenting the contribution from income.
The broader U.S. bond market was well supported by the backdrop of falling inflation and steady economic growth, as well as the U.S. Federal Reserve’s (Fed’s) resumption of interest rate cuts late in the period. The Fed reduced rates by a quarter point at its meetings in both September and October, adding to the reductions it made in late 2024. The moves brought the federal funds rate to a range of 3.75%-4.00%, down from 5.25%-5.50% at the peak of the cycle. The Fed also announced the end of its quantitative tightening program (i.e., the shrinking of its balance sheet) that had been in place since mid-2022. Investors displayed confidence that the Fed was likely to continue easing policy over the course of the coming year, providing a further tailwind to the market.
Residential mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities all produced positive returns. All three categories were well supported by the backdrop of falling rates, favorable credit conditions, and investors’ appetite for yield. The Fund’s cash position had no material impact on performance.
What detracted from performance?
There were no material detractors from Fund performance for the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 20, 2022 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
iShares U.S. Securitized Bond Index Fund	7.35%	2.70%
Bloomberg U.S. Aggregate Bond Index	6.16	2.61
Bloomberg U.S. Securitized: MBS, ABS, and CMBS Index	7.29	2.67

Performance Inception Date	May 20, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 5,849,897,198
Holdings Count | Holding	1,936
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	243.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,849,897,198
Number of Portfolio Holdings	1,936
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	243%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	95.9%
Non-Agency Mortgage-Backed Securities	2.7%
Asset-Backed Securities	1.3%
Corporate Bonds	0.1%
(a)	Excludes short-term securities.

C000253864 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Enhanced Roll Yield Index Fund
Class Name	iShares Enhanced Roll Yield Index Fund
Trading Symbol	BERYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Enhanced Roll Yield Index Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Enhanced Roll Yield Index Fund	$0(a)(b)	0.00%(c)(d)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period could be higher than the amount shown.
(b)	Rounds to less than $1.
(c)	Annualized.
(d)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[11],[12]
Expense Ratio, Percent	0.00%	[13],[14]
Factors Affecting Performance [Text Block]
How did the Fund perform during the period ?
  For the abbreviated reporting period beginning November 1, 2024 and ended October 31, 2025, the Fund returned 13.11%.
  For the same period, S&P Total Market Index returned 20.41% and the Bloomberg Enhanced Roll Yield Total Return Index returned 13.30%.
What contributed to performance?
The Fund held derivatives, primarily commodity futures used for benchmark replication and exposure management, driving positive contributions to performance for the period. Precious metals, particularly gold and silver, were significant contributors, with returns boosted by inflationary pressures and demand from investors focused on safety. Energy and industrial metal exposures also contributed positively, with returns supported by supply constraints and geopolitical factors. The Fund's cash position contributed to performance during the reporting period.
What detracted from performance?
Agriculture was the weakest commodity sector over the period, and the Fund's exposure there was the largest detractor from performance. Within agriculture, grains were the weakest component, partly offset by strength in some other segments such as soft commodities.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2024 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns As of the date of this report, the Fund does not have a full fiscal year of performance information to report. The Fund commenced operations on November 1, 2024.
Performance Inception Date	Nov. 01, 2024
Net Assets	$ 432,747,759
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$432,747,759
Number of Portfolio Holdings	181
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
U.S. Treasury Obligations	71.6%
Certificates of Deposit	13.6%
Futures contracts, net cumulative appreciation	5.0%
Money Market Funds	4.8%
Commercial Paper	4.7%
Other Assets Less Liabilities	0.3
Ten largest holdings
Security	Percent of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares	4.8%
U.S. Treasury Bills, 4.26%, 01/22/26	4.6%
U.S. Treasury Bills, 4.29%, 11/20/25	3.8%
U.S. Treasury Bills, 4.10%, 12/23/25	3.4%
U.S. Treasury Bills, 3.78%, 04/23/26	3.4
U.S. Treasury Bills, 3.92%, 01/08/26	3.0
U.S. Treasury Bills, 3.88%, 02/10/26	3.0
U.S. Treasury Bills, 3.82%, 09/03/26	2.9
U.S. Treasury Bills, 4.12%, 02/05/26	2.7
U.S. Treasury Bills, 4.21%, 11/04/25	2.3

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares	4.8%
U.S. Treasury Bills, 4.26%, 01/22/26	4.6%
U.S. Treasury Bills, 4.29%, 11/20/25	3.8%
U.S. Treasury Bills, 4.10%, 12/23/25	3.4%
U.S. Treasury Bills, 3.78%, 04/23/26	3.4
U.S. Treasury Bills, 3.92%, 01/08/26	3.0
U.S. Treasury Bills, 3.88%, 02/10/26	3.0
U.S. Treasury Bills, 3.82%, 09/03/26	2.9
U.S. Treasury Bills, 4.12%, 02/05/26	2.7
U.S. Treasury Bills, 4.21%, 11/04/25	2.3

[1]	Rounds to less than $1.
[2]	Rounds to less than 0.01%.
[3]	Rounds to less than $1.
[4]	Rounds to less than 0.01%.
[5]	Rounds to less than $1.
[6]	Rounds to less than 0.01%.
[7]	Rounds to less than $1.
[8]	Rounds to less than 0.01%.
[9]	Rounds to less than $1.
[10]	Rounds to less than 0.01%.
[11]	Rounds to less than $1.
[12]	The Fund commenced operations during the reporting period. Expenses for a full reporting period could be higher than the amount shown.
[13]	Annualized.
[14]	Rounds to less than 0.01%.